Pruco Life Insurance Company                 Thomas C. Castano
                                             Assistant General Counsel
                                             Law Department

                                             Pruco Life Insurance Company
                                             213 Washington Street
                                             Newark, NJ 07102-2992
                                             (973) 802-4708 fax: (973) 802-9560



                                             May 5, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Pruco Life Variable Appreciable Account (Registration No. 333-07451)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 5 and (ii) that the text of Post-Effective Amendment No. 5 was filed electronically on April 26, 2000 (Accession No. 0000950130-00-002312).

                                            By:/s/__________________
                                               Thomas C. Castano
                                               Assistant Secretary
                                               Pruco Life Insurance Company